SEC. File Nos. 2-86838
               811-3857



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 35
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 35


                         AMERICAN FUNDS INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                              Los Angeles, CA 90071
                    (Address of principal executive offices)

                    Registrant's telephone number, including
                                   area code:
                                 (213) 486-9200


                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                              Los Angeles, CA 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



                       Approximate date of proposed public
                                   offering:
         It is proposed that this filing become effective on January 16,
                  2004, pursuant to paragraph (a) of rule 485.

[LOGO] American Funds/SM/
                                         The right choice for the long term/SM/
American Funds Insurance Series(R)

PROSPECTUS

Class 3 shares

January 16, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 13 funds, each representing a separate fully managed diversified portfolio of securities. The seven funds available in Anchor Pathway II are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with
Contracts that make Class 3 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---

--------------------------------------------------------------------------------
GROWTH FUND
RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.38%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     15.99
1994      0.23
1995     32.90
1996     13.07
1997     29.79
1998     35.23
1999     57.27
2000      4.47
2001    -18.15
2002    -24.46

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)

The cumulative total return for the nine months ended September 30, 2003, was 33.01%.

For periods ended December 31, 2002:

                                LIPPER CAPITAL
AVERAGE ANNUAL         S&P 500   APPRECIATION  LIPPER GROWTH
TOTAL RETURN    FUND   INDEX/1/ FUND INDEX/2/  FUND INDEX/3/ CPI/4/
-------------------------------------------------------------------
 One Year      -24.46% -22.09%     -23.98%        -24.20%    2.38%
-------------------------------------------------------------------
 Five Years      6.56%  -0.58%      -1.46%         -2.28%    2.32%
-------------------------------------------------------------------
 Ten Years      12.03%   9.34%       6.65%          6.96%    2.46%
-------------------------------------------------------------------
 Lifetime/5/    13.61%  12.58%       9.96%         10.44%    3.08%

/1/ The Standard & Poor's 500 Composite Index is a market
    capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged.
/2/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Lipper Growth Fund Index is an equally weighted performance index with
    30 of the largest growth funds (representing about 50% of all growth fund assets). These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /5/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---

--------------------------------------------------------------------------------
INTERNATIONAL FUND
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.57%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     33.97
1994      1.64
1995     12.38
1996     17.23
1997      8.82
1998     20.93
1999     75.97
2000    -22.06
2001    -19.89
2002    -14.84

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)

The cumulative total return for the nine months ended September 30, 2003, was 28.15%.

For periods ended December 31, 2002:

                              MSCI        LIPPER
AVERAGE ANNUAL                EAFE     INTERNATIONAL
TOTAL RETURN          FUND   INDEX/1/ FUND INDEX/2/  CPI/3/
-----------------------------------------------------------
One Year             -14.84% -15.66%      -13.83%    2.38%
-----------------------------------------------------------
Five Years             2.50%  -2.61%       -1.64%    2.32%
-----------------------------------------------------------
Ten Years              8.25%   4.30%        5.56%    2.46%
-----------------------------------------------------------
Lifetime/4/            6.87%   2.98%        4.52%    2.71%

/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Lipper International Fund Index represents funds that invest in securities with primary trading markets outside the U.S. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of May 1, 1990, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---

--------------------------------------------------------------------------------
GROWTH-INCOME FUND
RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.
The prices of and the income generated by securities may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.34%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.
Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     11.97
1994      1.78
1995     32.62
1996     18.41
1997     25.53
1998     18.09
1999     11.20
2000      7.95
2001      2.56
2002    -18.34

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.85% (quarter ended December 31, 1998)
LOWEST  -18.70% (quarter ended September 30, 2002)

The cumulative total return for the nine months ended September 30, 2003, was 28.82%.

For periods ended December 31, 2002:

                                      LIPPER GROWTH
AVERAGE ANNUAL               S&P 500   AND INCOME
TOTAL RETURN          FUND   INDEX/1/ FUND INDEX/2/ CPI/3/
----------------------------------------------------------
One Year             -18.34% -22.09%     -17.89%    2.38%
----------------------------------------------------------
Five Years             3.49%  -0.58%      -0.62%    2.32%
----------------------------------------------------------
Ten Years             10.31%   9.34%       8.31%    2.46%
----------------------------------------------------------
Lifetime/4/           12.30%  12.58%      11.13%    3.08%

/1/ The Standard & Poor's 500 Composite Index is a market
    capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged.
/2/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND
RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. In addition, the fund may invest up to 25% of its assets in lower quality debt securities (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.

The prices of and the income generated by securities may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.
Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Securities held by the fund may be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.43%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.
----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     10.09
1994     -0.57
1995     29.20
1996     15.48
1997     20.15
1998     12.94
1999      6.92
2000      4.40
2001      0.52
2002    -12.38

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  11.50% (quarter ended December 31, 1998)
LOWEST  -12.34% (quarter ended September 30, 2002)

The cumulative total return for the nine months ended September 30, 2003, was 15.81%.

For periods ended December 31, 2002:

AVERAGE ANNUAL               S&P 500  CITIGROUP BIG
TOTAL RETURN          FUND   INDEX/1/   INDEX/2/    CPI/3/
----------------------------------------------------------
One Year             -12.38% -22.09%     10.09%     2.38%
----------------------------------------------------------
Five Years             2.11%  -0.58%      7.52%     2.32%
----------------------------------------------------------
Ten Years              8.10%   9.34%      7.53%     2.46%
----------------------------------------------------------
Lifetime/4/            8.25%   9.70%      8.22%     2.83%

/1/ The Standard & Poor's 500 Composite Index is a market
    capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged.
/2/ The Citigroup Broad Investment-Grade (BIG) Bond Index, formerly known as the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, represents a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB-/Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is included as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of August 1, 1989, the date the fund began investment operations.
----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
HIGH-INCOME BOND FUND
RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including up to 25% of its assets in non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.50%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993    16.04
1994    -6.83
1995    21.42
1996    12.91
1997    12.08
1998     0.27
1999     5.53
2000    -3.31
2001     7.73
2002    -1.83

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)

The cumulative total return for the nine months ended September 30, 2003, was 35.61%.

For periods ended December 31, 2002:

                            CITIGROUP
                            LONG-TERM
AVERAGE ANNUAL              HIGH-YIELD CITIGROUP BIG
TOTAL RETURN          FUND   INDEX/1/    INDEX/2/    CPI/3/
-----------------------------------------------------------
One Year             -1.83%   -0.78%      10.09%     2.38%
-----------------------------------------------------------
Five Years            1.59%    5.93%       7.52%     2.32%
-----------------------------------------------------------
Ten Years             6.04%    9.72%       7.53%     2.46%
-----------------------------------------------------------
Lifetime/4/           9.56%   10.91%       9.62%     3.08%

/1/ The Citigroup Long-Term High-Yield Bond Index, formerly known as the
    Salomon Smith Barney Long-Term High-Yield Bond Index, represents bonds that have a remaining maturity of at least ten years, a minimum amount outstanding of $100 million and a speculative-grade rating by both Moody's Investors Service, Inc. and Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Citigroup Broad Investment-Grade (BIG) Bond Index, formerly known as the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, represents a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB-/Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages (also called "mortgage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.45%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     10.83
1994     -4.62
1995     15.06
1996      2.84
1997      8.21
1998      7.93
1999     -0.78
2000     11.39
2001      7.02
2002      9.15

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.88% (quarter ended March 31, 1993)
LOWEST  -3.83% (quarter ended March 31, 1994)

The cumulative total return for the nine months ended September 30, 2003, was 3.20%.
For periods ended December 31, 2002:

                            CITIGROUP
                            TREASURY/
                           GOVERNMENT-
                            SPONSORED
AVERAGE ANNUAL              MORTGAGE
TOTAL RETURN         FUND   INDEX/1/   CPI/2/
---------------------------------------------
One Year             9.15%   10.19%    2.38%
---------------------------------------------
Five Years           6.86%    7.58%    2.32%
---------------------------------------------
Ten Years            6.55%    7.46%    2.46%
---------------------------------------------
Lifetime/3/          7.60%    8.73%    3.01%

/1/ The Citigroup Treasury/Government-Sponsored Mortgage Index, formerly known as the Salomon Smith Barney Treasury/Government-Sponsored Mortgage Index, represents fixed-rate Treasury, government-sponsored, and mortgage issues with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /3/ Lifetime results are as of December 2, 1985, the date the fund began investment operations.
----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The prices of and the income generated by money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
The fund is not managed to maintain a stable net asset value of $1 per share.

FEES AND EXPENSES OF THE FUND

ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3
------------------------------------------------
Management Fees                           0.44%
------------------------------------------------
Distribution and/or Service (12b-1) Fees  0.18%
------------------------------------------------
Other Expenses                             x.x%*
------------------------------------------------
Total Annual Fund Operating Expenses       x.x%

* Based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not include insurance separate account fees which are independent of fund expenses and will increase the overall cost of your investment.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $xx        $xx        $xx        $xx

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES.
                                    [CHART]

1993     2.39
1994     3.59
1995     5.27
1996     4.81
1997     4.92
1998     4.90
1999     4.47
2000     5.83
2001     3.43
2002     1.00

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.18% (quarter ended December 31, 2002)

The cumulative total return for the nine months ended September 30, 2003, was 0.56%.

For periods ended December 31, 2002:

AVERAGE ANNUAL
TOTAL RETURN         FUND
--------------------------
One Year             1.00%
--------------------------
Five Years           3.91%
--------------------------
Ten Years            4.05%
--------------------------
Lifetime/1/          5.15%

/1/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

CASH POSITION

The funds may also hold cash or money market instruments. The sizes of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

PORTFOLIO TURNOVER

Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of the High-Income Bond Fund and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" for the funds' annual portfolio turnover for each of the last five fiscal years.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the funds' portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next page.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---

                                                                                                APPROXIMATE YEARS OF EXPERIENCE
                                                                                                AS AN INVESTMENT PROFESSIONAL
                                                                                                -------------------------------
                                                            YEARS OF EXPERIENCE AS PORTFOLIO    WITH CAPITAL
                                                                        COUNSELOR               RESEARCH AND
PORTFOLIO COUNSELORS     PRIMARY TITLE WITH INVESTMENT       (AND RESEARCH PROFESSIONAL, IF      MANAGEMENT
FOR THE SERIES/TITLE                ADVISER                            APPLICABLE)               COMPANY OR
  (IF APPLICABLE)               (OR AFFILIATE)                        (APPROXIMATE)              AFFILIATES      TOTAL YEARS
-------------------------------------------------------------------------------------------------------------------------------
JAMES K. DUNTON       Senior Vice President and Director,  Growth-Income Fund -- 19 years            41              41
CHAIRMAN OF THE BOARD Capital Research and Management      (since the fund began operations)
AND PRINCIPAL         Company
EXECUTIVE OFFICER
-------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL      Senior Vice President, Capital       Growth Fund -- 12 years (plus 4           18              18
PRESIDENT AND TRUSTEE Research and Management Company      years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO         Senior Vice President, Capital       Growth-Income Fund -- 7 years (plus       12              17
SENIOR VICE PRESIDENT Research Company                     4 years prior experience as a
                                                           research professional for the fund)
                                                           Asset Allocation Fund -- 3 years
-------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE    Senior Vice President and Director,  High-Income Bond Fund -- 5 years          36              51
SENIOR VICE PRESIDENT Capital Research and Management
                      Company
-------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON Senior Vice President, Capital       Growth-Income Fund -- 9 years (plus       28              30
VICE PRESIDENT        Research and Management Company      5 years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE    Chairman and Principal Executive     International Fund -- 9 years             18              18
VICE PRESIDENT        Officer, Capital Research Company
-------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET          Senior Vice President, Capital       U.S. Government Fund -- 11 years          20              21
VICE PRESIDENT        Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON       Senior Vice President, Capital       High-Income Bond Fund -- 8 years          13              15
VICE PRESIDENT        Research Company                     (plus 2 years prior experience as a
                                                           research professional for the fund)
                                                           Asset Allocation Fund -- 3 years
-------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. ARMOUR     Executive Vice President, Capital    Asset Allocation Fund -- 7 years          20              20
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY      Senior Vice President and Director,  High-Income Bond Fund -- 10 years         15              22
                      Capital Research and Management
                      Company
-------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD       Senior Vice President and Director,  Growth Fund -- 9 years (plus 5            32              32
                      Capital Research and Management      years prior experience as a
                      Company                              research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
JAMES E. DRASDO       Senior Vice President, Capital       Growth Fund -- 16 years                   26              31
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK        Vice President, Capital Research     Growth Fund -- 3 years (plus 3            8               9
                      Company                              years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ALWYN HEONG           Senior Vice President, Capital       International Fund -- 7 years             11              15
                      Research Company
-------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH        Vice President, Capital              U.S. Government Fund -- 6 years           13              16
                      International Research, Inc.
-------------------------------------------------------------------------------------------------------------------------------
DARCY B. KOPCHO       Director, Capital Research and       International Fund -- 1 year (plus        17              17
                      Management Company                   5 years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
MICHAEL D. LOCKE      Vice President, Capital Research     U.S. Government Fund -- less than         7               8
                      Company                              one year (plus 6 years prior
                                                           experience as a research
                                                           professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD     Senior Vice President, Capital       Asset Allocation Fund -- 3 years          9               18
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
ROBERT G. O'DONNELL   Senior Vice President and Director,  Growth-Income Fund -- 13 years            28              31
                      Capital Research and Management      (plus 1 year prior experience as a
                      Company                              research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD   Vice President and Director,         Growth-Income Fund -- 4 years             11              11
                      Capital Research Company
-------------------------------------------------------------------------------------------------------------------------------

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made, without delay, after corresponding purchases and redemptions of units of the separate accounts.

VALUING SHARES

Each fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of regular trading on the New York Stock Exchange, every day the Exchange is open. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that materially affect the value of the New World Fund's or International Fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company.

PLAN OF DISTRIBUTION

Class 3 shares pay .18% of average net assets annually pursuant to a Plan of Distribution or "12b-1 plan." Class 3 shares are available only to Anchor Pathway II variable annuity contracts. Amounts paid under the 12b-1 plan are used by an insurance company contract issuer to cover the expense of certain contract owner services. Class 3 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.
See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (reflecting reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request. NO INFORMATION IS PRESENTED FOR CLASS 3 SHARES SINCE THE CLASS HAD NO OPERATIONS AS OF DECEMBER 31, 2002.

                     Income (loss) from investment operations/2/      Dividends and distributions
                     -----------------------------------------   -------------------------------------
                                      Net gains
           Net asset    Net          (losses) on                 Dividends                              Net asset
            value,   investment    securities (both  Total from  (from net  Distributions                value,
  Period   beginning   income        realized and    investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)        unrealized)     operations   income)      gains)     distributions  period   return/3/
Global Discovery Fund/4/
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $ 9.30       $.06           $(2.05)        $(1.99)     $(.05)          --          $(.05)     $7.26    (21.41)%
12/31/2001   10.00        .04             (.70)          (.66)      (.04)          --           (.04)      9.30     (6.65)
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002    9.30        .04            (2.05)         (2.01)      (.04)          --           (.04)      7.25    (21.67)
12/31/2001   10.00        .02             (.69)          (.67)      (.03)          --           (.03)      9.30     (6.71)
Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $13.42       $.09           $(2.02)        $(1.93)     $(.14)       $  --         $ (.14)    $11.35    (14.46)%
12/31/2001   17.25        .18            (2.50)         (2.32)      (.15)       (1.36)         (1.51)     13.42    (13.99)
12/31/2000   21.42        .20            (4.15)         (3.95)      (.02)        (.20)          (.22)     17.25    (18.71)
12/31/1999   18.99        .01             3.43           3.44       (.11)        (.90)         (1.01)     21.42     18.53
11/30/1999   13.02        .14             6.39           6.53       (.12)        (.44)          (.56)     18.99     51.90
11/30/1998   10.62        .13             2.43           2.56       (.14)        (.02)          (.16)     13.02     24.26
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   13.38        .06            (2.01)         (1.95)      (.11)          --           (.11)     11.32    (14.64)
12/31/2001   17.21        .13            (2.49)         (2.36)      (.11)       (1.36)         (1.47)     13.38    (14.22)
12/31/2000   21.41        .15            (4.13)         (3.98)      (.02)        (.20)          (.22)     17.21    (18.87)
12/31/1999   18.98        .01             3.42           3.43       (.10)        (.90)         (1.00)     21.41     18.47
11/30/1999   13.02        .11             6.37           6.48       (.08)        (.44)          (.52)     18.98     51.45
11/30/1998   10.61        .10             2.44           2.54       (.11)        (.02)          (.13)     13.02     24.06
Global Small Capitalization Fund/5/
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $11.52        $--/6/        $(2.15)        $(2.15)     $(.10)       $  --         $ (.10)     $9.27    (18.83)%
12/31/2001   14.28        .03            (1.81)         (1.78)      (.13)        (.85)          (.98)     11.52    (12.63)
12/31/2000   17.37        .09            (2.81)         (2.72)      (.05)        (.32)          (.37)     14.28    (16.33)
12/31/1999   17.16         --/6/          1.92           1.92       (.01)       (1.70)         (1.71)     17.37     11.70
11/30/1999    9.11        .06             8.20           8.26       (.08)        (.13)          (.21)     17.16     92.15
11/30/1998   10.00        .07             (.92)          (.85)      (.04)          --           (.04)      9.11     (8.31)
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   11.48       (.02)           (2.15)         (2.17)      (.08)          --           (.08)      9.23    (19.05)
12/31/2001   14.24         --/6/         (1.80)         (1.80)      (.11)        (.85)          (.96)     11.48    (12.85)
12/31/2000   17.36        .04            (2.80)         (2.76)      (.04)        (.32)          (.36)     14.24    (16.53)
12/31/1999   17.14         --/6/          1.92           1.92         --        (1.70)         (1.70)     17.36     11.69
11/30/1999    9.10        .04             8.19           8.23       (.06)        (.13)          (.19)     17.14     91.86
11/30/1998   10.00        .04             (.91)          (.87)      (.03)          --           (.03)      9.10     (8.49)
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $44.30       $.12          $(10.87)       $(10.75)     $(.08)      $   --        $  (.08)    $33.47    (24.27)%
12/31/2001   73.51        .18           (11.99)        (11.81)      (.41)      (16.99)        (17.40)     44.30    (17.93)
12/31/2000   70.62        .41             2.97           3.38         --         (.49)          (.49)     73.51      4.72
12/31/1999   72.12        .01             9.64           9.65       (.05)      (11.10)        (11.15)     70.62     14.45
11/30/1999   54.91        .11            25.35          25.46       (.14)       (8.11)         (8.25)     72.12     52.56
11/30/1998   50.12        .19            10.91          11.10       (.17)       (6.14)         (6.31)     54.91     25.27
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   44.09        .03           (10.82)        (10.79)      (.01)          --           (.01)     33.29    (24.46)
12/31/2001   73.28        .04           (11.94)        (11.90)      (.30)      (16.99)        (17.29)     44.09    (18.15)
12/31/2000   70.57        .25             2.95           3.20         --         (.49)          (.49)     73.28      4.47
12/31/1999   72.04         --/6/          9.63           9.63         --       (11.10)        (11.10)     70.57     14.44
11/30/1999   54.88       (.02)           25.33          25.31       (.04)       (8.11)         (8.15)     72.04     52.22
11/30/1998   50.09        .08            10.90          10.98       (.05)       (6.14)         (6.19)     54.88     24.97

           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
Global Discovery Fund/4/
---------------------------------------------------------
 CLASS 1
12/31/2002      $10        .61%         .69%       25%
12/31/2001       12        .31          .42         4
---------------------------------------------------------
 CLASS 2
12/31/2002        9        .86          .48        25
12/31/2001        4        .42          .21         4
Global Growth Fund
---------------------------------------------------------
 CLASS 1
12/31/2002     $152        .71%         .73%       30%
12/31/2001      215        .70         1.24        38
12/31/2000      317        .70          .97        41
12/31/1999      327        .06          .06         3
11/30/1999      272        .72         1.01        26
11/30/1998      132        .75         1.14        26
---------------------------------------------------------
 CLASS 2
12/31/2002      592        .96          .48        30
12/31/2001      600        .95          .88        38
12/31/2000      562        .95          .73        41
12/31/1999      399        .08          .04         3
11/30/1999      316        .96          .77        26
11/30/1998      124       1.00          .87        26
Global Small Capitalization Fund/5/
---------------------------------------------------------
 CLASS 1
12/31/2002     $108        .84%         .04%       66%
12/31/2001      149        .83          .21        65
12/31/2000      213        .86          .52        62
12/31/1999      178        .07           --/7/      7
11/30/1999      150        .82          .53        81
11/30/1998       55        .51          .86        28
---------------------------------------------------------
 CLASS 2
12/31/2002      290       1.09         (.20)       66
12/31/2001      274       1.08         (.05)       65
12/31/2000      234       1.11          .25        62
12/31/1999      111        .09         (.02)        7
11/30/1999       88       1.06          .25        81
11/30/1998       17        .64          .63        28
Growth Fund
---------------------------------------------------------
 CLASS 1
12/31/2002   $3,195        .40%         .30%       34%
12/31/2001    5,207        .38          .34        31
12/31/2000    7,677        .38          .53        48
12/31/1999    8,224        .03          .01         3
11/30/1999    7,270        .39          .19        37
11/30/1998    5,313        .41          .38        50
---------------------------------------------------------
 CLASS 2
12/31/2002    3,009        .65          .07        34
12/31/2001    2,937        .63          .07        31
12/31/2000    2,356        .63          .33        48
12/31/1999    1,149        .05         (.01)        3
11/30/1999      937        .64         (.06)       37
11/30/1998      310        .66          .15        50

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
International Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $12.02      $.15           $(1.90)         $(1.75)     $(.20)      $   --        $ (.20)     $10.07    (14.58)%
12/31/2001   20.59       .22            (3.79)          (3.57)      (.20)       (4.80)        (5.00)      12.02    (19.73)
12/31/2000   26.74       .18            (5.90)          (5.72)      (.01)        (.42)         (.43)      20.59    (21.85)
12/31/1999   25.08       .01             4.34            4.35       (.10)       (2.59)        (2.69)      26.74     18.18
11/30/1999   16.57       .25             8.87            9.12       (.30)        (.31)         (.61)      25.08     56.48
11/30/1998   16.07       .22             2.21            2.43       (.28)       (1.65)        (1.93)      16.57     16.93
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)      10.05    (14.84)
12/31/2001   20.54       .15            (3.76)          (3.61)      (.16)       (4.80)        (4.96)      11.97    (19.89)
12/31/2000   26.73       .13            (5.89)          (5.76)      (.01)        (.42)         (.43)      20.54    (22.06)
12/31/1999   25.07       .01             4.33            4.34       (.09)       (2.59)        (2.68)      26.73     18.16
11/30/1999   16.56       .10             8.98            9.08       (.26)        (.31)         (.57)      25.07     56.16
11/30/1998   16.06       .20             2.19            2.39       (.24)       (1.65)        (1.89)      16.56     16.63
New World Fund/8/
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $ 9.44      $.20           $ (.70)         $ (.50)     $(.18)      $   --         $(.18)     $ 8.76     (5.45)%
12/31/2001    9.85       .24             (.63)           (.39)      (.02)          --          (.02)       9.44     (3.99)
12/30/2000   11.77       .24            (1.70)          (1.46)      (.20)        (.26)         (.46)       9.85    (12.43)
12/31/1999   10.56       .01             1.25            1.26       (.04)        (.01)         (.05)      11.77     11.88
11/30/1999   10.00       .07              .51             .58       (.02)          --          (.02)      10.56      5.87
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002    9.41       .18             (.70)           (.52)      (.16)          --          (.16)       8.73     (5.66)
12/31/2001    9.84       .21             (.62)           (.41)      (.02)          --          (.02)       9.41     (4.19)
12/31/2000   11.77       .20            (1.69)          (1.49)      (.18)        (.26)         (.44)       9.84    (12.70)
12/31/1999   10.55       .02             1.25            1.27       (.04)        (.01)         (.05)      11.77     11.87
11/30/1999   10.00       .06              .51             .57       (.02)          --          (.02)      10.55      5.71
Blue Chip Income and Growth Fund/4/
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $ 9.43      $.16           $(2.32)         $(2.16)     $(.10)          --         $(.10)      $7.17    (22.93)%
12/31/2001   10.00       .09             (.61)           (.52)      (.05)          --          (.05)       9.43     (5.23)
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002    9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)       7.16    (23.07)
12/31/2001   10.00       .08             (.63)           (.55)      (.04)          --          (.04)       9.41     (5.38)
Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $31.70      $.41           $(6.16)         $(5.75)     $(.32)      $   --        $ (.32)     $25.63    (18.15)%
12/31/2001   35.23       .51              .49            1.00       (.73)       (3.80)        (4.53)      31.70      2.78
12/31/2000   33.08       .72             1.98            2.70       (.06)        (.49)         (.55)      35.23      8.24
12/31/1999   38.70       .06              .88             .94       (.18)       (6.38)        (6.56)      33.08      3.21
11/30/1999   40.73       .69             3.94            4.63       (.66)       (6.00)        (6.66)      38.70     12.86
11/30/1998   39.97       .67             4.60            5.27       (.68)       (3.83)        (4.51)      40.73     14.77
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   31.58       .35            (6.14)          (5.79)      (.27)          --          (.27)      25.52    (18.34)
12/31/2001   35.13       .41              .52             .93       (.68)       (3.80)        (4.48)      31.58      2.56
12/31/2000   33.07       .65             1.96            2.61       (.06)        (.49)         (.55)      35.13      7.95
12/31/1999   38.67       .07              .87             .94       (.16)       (6.38)        (6.54)      33.07      3.19
11/30/1999   40.70       .59             3.94            4.53       (.56)       (6.00)        (6.56)      38.67     12.59
11/30/1998   39.94       .58             4.60            5.18       (.59)       (3.83)        (4.42)      40.70     14.49

           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
International Fund
---------------------------------------------------------
 CLASS 1
12/31/2002   $1,236        .63%       1.35%        30%
12/31/2001    1,772        .61        1.41         40
12/31/2000    2,750        .59         .72         42
12/31/1999    4,113        .05         .03          1
11/30/1999    3,526        .61        1.18         42
11/30/1998    2,593        .66        1.36         34
---------------------------------------------------------
 CLASS 2
12/31/2002      636        .88        1.05         30
12/31/2001      628        .86        1.04         40
12/31/2000      581        .84         .50         42
12/31/1999      391        .07         .01          1
11/30/1999      311        .85         .84         42
11/30/1998      126        .91        1.03         34
New World Fund/8/
---------------------------------------------------------
 CLASS 1
12/31/2002     $ 35        .91%       2.14%        22%
12/31/2001       37        .91        2.54         31
12/30/2000       45        .92        2.14         43
12/31/1999       45        .08         .18          3
11/30/1999       37        .43        1.02          1
---------------------------------------------------------
 CLASS 2
12/31/2002      124       1.16        1.89         22
12/31/2001      116       1.16        2.25         31
12/31/2000      102       1.17        1.83         43
12/31/1999       38        .10         .16          3
11/30/1999       28        .57         .95          1
Blue Chip Income and Growth Fund/4/
---------------------------------------------------------
 CLASS 1
12/31/2002     $ 54        .52%       1.89%         8%
12/31/2001       49        .25         .93         12
---------------------------------------------------------
 CLASS 2
12/31/2002      426        .77        1.76          8
12/31/2001      111        .37         .82         12
Growth-Income Fund
---------------------------------------------------------
 CLASS 1
12/31/2002   $3,741        .35%       1.43%        26%
12/31/2001    5,428        .35        1.53         34
12/31/2000    6,022        .35        2.16         47
12/31/1999    6,632        .03         .18          3
11/30/1999    6,537        .35        1.75         41
11/30/1998    6,704        .36        1.74         43
---------------------------------------------------------
 CLASS 2
12/31/2002    3,632        .60        1.22         26
12/31/2001    3,187        .60        1.25         34
12/31/2000    1,972        .60        1.92         47
12/31/1999    1,203        .05         .16          3
11/30/1999    1,109        .60        1.50         41
11/30/1998      564        .61        1.02         43

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $14.30      $.45           $(2.19)         $(1.74)      $(.33)     $   --        $ (.33)     $12.23    (12.19)%
12/31/2001   15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30       .77
12/31/2000   15.07       .56              .13             .69        (.05)         --          (.05)      15.71      4.62
12/31/1999   16.03       .05              .15             .20        (.14)      (1.02)        (1.16)      15.07      1.45
11/30/1999   16.57       .58              .60            1.18        (.57)      (1.15)        (1.72)      16.03      7.65
11/30/1998   16.16       .58             1.27            1.85        (.57)       (.87)        (1.44)      16.57     12.32
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18    (12.38)
12/31/2001   15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25       .52
12/31/2000   15.06       .53              .13             .66        (.05)         --          (.05)      15.67      4.40
12/31/1999   16.02       .05              .14             .19        (.13)      (1.02)        (1.15)      15.06      1.42
11/30/1999   16.56       .53              .61            1.14        (.53)      (1.15)        (1.68)      16.02      7.39
11/30/1998   16.15       .53             1.28            1.81        (.53)       (.87)        (1.40)      16.56     12.05
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $10.44      $.67            $(.24)           $.43       $(.46)     $   --         $(.46)     $10.41      4.26%
12/31/2001   10.18       .77              .08             .85        (.59)         --          (.59)      10.44      8.48
12/31/2000    9.74       .80             (.29)            .51        (.07)         --          (.07)      10.18      5.22
12/31/1999    9.86       .07             (.01)            .06        (.18)         --          (.18)       9.74       .61
11/30/1999   10.37       .73             (.50)            .23        (.69)       (.05)         (.74)       9.86      2.33
11/30/1998   10.62       .67             (.15)            .52        (.65)       (.12)         (.77)      10.37      5.12
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36      4.05
12/31/2001   10.16       .73              .08             .81        (.57)         --          (.57)      10.40      8.15
12/31/2000    9.74       .78             (.30)            .48        (.06)         --          (.06)      10.16      4.99
12/31/1999    9.85       .06               --/6/          .06        (.17)         --          (.17)       9.74       .59
11/30/1999   10.36       .67             (.47)            .20        (.66)       (.05)         (.71)       9.85      2.07
11/30/1998   10.61       .65             (.15)            .50        (.63)       (.12)         (.75)      10.36      4.85
High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $11.78     $1.01           $(1.25)          $(.24)     $(1.10)     $   --        $(1.10)     $10.44     (1.51)%
12/31/2001   12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78      8.02
12/31/2000   12.75      1.24            (1.63)           (.39)       (.11)         --          (.11)      12.25     (3.06)
12/31/1999   12.81       .11              .12             .23        (.29)         --          (.29)      12.75      1.83
11/30/1999   13.77      1.26             (.72)            .54       (1.31)       (.19)        (1.50)      12.81      4.22
11/30/1998   14.96      1.26            (1.04)            .22       (1.25)       (.16)        (1.41)      13.77      1.44
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39     (1.83)
12/31/2001   12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74      7.73
12/31/2000   12.75      1.22            (1.64)           (.42)       (.11)         --          (.11)      12.22     (3.31)
12/31/1999   12.80       .11              .12             .23        (.28)         --          (.28)      12.75      1.81
11/30/1999   13.76      1.18             (.67)            .51       (1.28)       (.19)        (1.47)      12.80      3.96
11/30/1998   14.95      1.25            (1.06)            .19       (1.22)       (.16)        (1.38)      13.76      1.18
U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $11.87      $.54             $.55           $1.09       $(.59)         --         $(.59)     $12.37      9.45%
12/31/2001   11.73       .66              .17             .83        (.69)         --          (.69)      11.87      7.24
12/31/2000   10.56       .68              .55            1.23        (.06)         --          (.06)      11.73     11.69
12/31/1999   10.78       .06             (.10)           (.04)       (.18)         --          (.18)      10.56      (.41)
11/30/1999   11.43       .69             (.67)            .02        (.67)         --          (.67)      10.78       .24
11/30/1998   11.18       .68              .26             .94        (.69)         --          (.69)      11.43      8.72
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   11.83       .50              .55            1.05        (.57)         --          (.57)      12.31      9.15
12/31/2001   11.70       .62              .18             .80        (.67)         --          (.67)      11.83      7.02
12/31/2000   10.56       .65              .55            1.20        (.06)         --          (.06)      11.70     11.39
12/31/1999   10.78       .05             (.10)           (.05)       (.17)         --          (.17)      10.56      (.43)
11/30/1999   11.42       .65             (.64)            .01        (.65)         --          (.65)      10.78       .08
11/30/1998   11.17       .68              .24             .92        (.67)         --          (.67)      11.42      8.46

           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
Asset Allocation Fund
---------------------------------------------------------
 CLASS 1
12/31/2002   $  797       .45%        3.31%        25%
12/31/2001    1,012       .45         3.30         32
12/31/2000    1,136       .45         3.77         32
12/31/1999    1,387       .04          .31          1
11/30/1999    1,394       .44         3.50         36
11/30/1998    1,497       .45         3.63         28
---------------------------------------------------------
 CLASS 2
12/31/2002    1,056       .70         3.11         25
12/31/2001      730       .70         3.03         32
12/31/2000      453       .70         3.53         32
12/31/1999      341       .06          .29          1
11/30/1999      321       .69         3.24         36
11/30/1998      173       .70         3.39         28
Bond Fund
---------------------------------------------------------
 CLASS 1
12/31/2002     $218       .49%        6.60%        29%
12/31/2001      194       .49         7.38         59
12/31/2000      151       .51         8.03         55
12/31/1999      169       .05          .65          5
11/30/1999      173       .53         7.17         38
11/30/1998      186       .54         6.89         62
---------------------------------------------------------
 CLASS 2
12/31/2002      697       .74         6.34         29
12/31/2001      349       .74         7.06         59
12/31/2000      144       .76         7.87         55
12/31/1999       85       .07          .63          5
11/30/1999       80       .78         6.94         38
11/30/1998       45       .78         6.62         62
High-Income Bond Fund
---------------------------------------------------------
 CLASS 1
12/31/2002     $335       .52%        9.55%        45%
12/31/2001      403       .51         9.60         42
12/31/2000      436       .52         9.87         50
12/31/1999      586       .04          .79          1
11/30/1999      589       .51         9.13         31
11/30/1998      715       .51         8.66         66
---------------------------------------------------------
 CLASS 2
12/31/2002      183       .77         9.28         45
12/31/2001      156       .76         9.37         42
12/31/2000      117       .77         9.76         50
12/31/1999       99       .07          .77          1
11/30/1999       95       .76         8.86         31
11/30/1998       68       .76         8.60         66
U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------
 CLASS 1
12/31/2002     $517       .47%        4.45%        53%
12/31/2001      386       .47         5.58         84
12/31/2000      362       .49         6.16         54
12/31/1999      421       .05          .52          2
11/30/1999      431       .52         6.06         58
11/30/1998      537       .51         6.11         89
---------------------------------------------------------
 CLASS 2
12/31/2002      288       .72         4.14         53
12/31/2001      137       .72         5.27         84
12/31/2000       70       .74         5.89         54
12/31/1999       48       .07          .51          2
11/30/1999       47       .77         5.83         58
11/30/1998       32       .75         5.68         89

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------- -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
 CLASS 1
12/31/2002  $11.41      $.14           $  --/6/         $.14       $(.38)        --           $(.38)     $11.17     1.24%
12/31/2001   11.65       .41             .01             .42        (.66)        --            (.66)      11.41     3.66
12/31/2000   11.05       .65             .01             .66        (.06)        --            (.06)      11.65     6.04
12/31/1999   11.13       .05              --/6/          .05        (.13)        --            (.13)      11.05      .46
11/30/1999   11.13       .49             .02             .51        (.51)        --            (.51)      11.13     4.73
11/30/1998   11.13       .57            (.01)            .56        (.56)        --            (.56)      11.13     5.17
----------------------------------------------------------------------------------------------------------------------------
 CLASS 2
12/31/2002   11.37       .11              --/6/          .11        (.36)        --            (.36)      11.12     1.00
12/31/2001   11.62       .34             .05             .39        (.64)        --            (.64)      11.37     3.43
12/31/2000   11.04       .63             .01             .64        (.06)        --            (.06)      11.62     5.83
12/31/1999   11.12       .05              --/6/          .05        (.13)        --            (.13)      11.04      .43
11/30/1999   11.12       .48              --/6/          .48        (.48)        --            (.48)      11.12     4.47
11/30/1998   11.12       .55            (.02)            .53        (.53)        --            (.53)      11.12     4.92

           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
Cash Management Fund
---------------------------------------------------------
 CLASS 1
12/31/2002    $203        .46%        1.25%        --
12/31/2001     218        .46         3.52         --
12/31/2000     211        .46         5.80         --
12/31/1999     317        .04          .45         --
11/30/1999     306        .46         4.65         --
11/30/1998     250        .46         5.07         --
---------------------------------------------------------
 CLASS 2
12/31/2002     133        .71         1.00         --
12/31/2001     127        .71         2.99         --
12/31/2000      49        .71         5.60         --
12/31/1999      48        .06          .42         --
11/30/1999      48        .71         4.40         --
11/30/1998      34        .70         4.75         --

/1/ The periods ended 2000 through 2002 represent the fiscal years ended
    December 31. The period ended December 31, 1999, represents the one month ended December 31. The periods ended 1998 through 1999 represent the fiscal years ended November 30. Results for periods not representative of a full year are based on operations for the period shown.
/2/ Years ended 1999 and 1998 are based on shares on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Commenced operations July 5, 2001.
/5/ Commenced operations April 30, 1998.
/6/ Amount less than one cent.
/7/ Amount less than .01 percent.
/8/ Commenced operations June 17, 1999.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23

[LOGO] American Funds/SM/
                                          The right choice for the long term/SM/
OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS

The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the Series and the Series' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

To request a free copy of any of the documents listed above, please call American Funds Distributors, Inc. at 800/421-9900, or write to:

     Secretary of the Series
     333 South Hope Street
     Los Angeles, CA 90071
                                    [GRAPHIC]

VI 3-010-0104/RRD                  Printed on recycled paper  Investment Company
                                                               File No. 811-3857
--------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                January 16, 2004

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May 1, 2003 (Class 1 and Class 2 shares) and January 16, 2004 (Class 3 shares). The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        6
Fundamental Policies and Investment Restrictions. . . . . . . . . .       18
Management of the Series  . . . . . . . . . . . . . . . . . . . . .       23
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       38
General Information . . . . . . . . . . . . . . . . . . . . . . . .       39
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Financial Statements





                    American Funds Insurance Series - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


GLOBAL DISCOVERY FUND

     General

     . The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     . The fund may hold cash or cash equivalents, government or other debt securities of companies outside the services and information area.

     Non-U.S. Securities

     . Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

     Debt Securities

     . The fund may not invest in debt securities rated below Ca or CC by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     Debt Securities

     . The fund may invest up to 10% of its assets in straight debt securities (i.e., not convertible into equity) rated Baa and BBB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

GLOBAL SMALL CAPITALIZATION FUND

     Equity Securities

     . Normally, the fund invests at least 80% of its assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion at the time of purchase based on U.S. share prices).

     Debt Securities

     . The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


                    American Funds Insurance Series - Page 2

GROWTH FUND

     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the S&P 500.

     Debt Securities

     . The fund may invest up to 10% of its assets in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     Debt Securities

     . The fund may invest up to 5% of its assets in straight debt securities (i.e., not convertible into equity) rated BBB and Baa or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

NEW WORLD FUND

     General

     . The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

     Equity Securities

     . The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

     Debt Securities

     . The fund may invest up to 25% of its assets in straight debt securities (i.e., not convertible into equity) of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     . The fund may invest up to 25% of its assets in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     Equity Securities

     . The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies);


                    American Funds Insurance Series - Page 3 that pay regular dividends; and whose debt securities are rated Baa or BBB or above by Moody's or S&P or unrated but determined to be of equivalent quality. The fund will not invest in private companies.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies (with market capitalizations of $4 billion and above) that are listed or traded in the United States.

GROWTH-INCOME FUND

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.


     Debt Securities

     . The fund may invest up to 5% of its assets in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     . The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt Securities

     . Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the United States and not in the S&P 500.

     . The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity Securities

     . The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.


                    American Funds Insurance Series - Page 4

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa or BBB or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund may invest up to 35% of its assets in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-INCOME BOND FUND

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and Other Securities

     . The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     . The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. Securities

     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.


                    American Funds Insurance Series - Page 5

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     . The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's or S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     . The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

     Maturity

     . The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if original maturity is greater than one year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                    American Funds Insurance Series - Page 6

Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the funds would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks, and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have


                    American Funds Insurance Series - Page 7 limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.


INVESTING IN PRIVATE COMPANIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from being able to sell their shares of the company for a period of time following the public offering.


Investments in private companies can offer the funds significant growth opportunities at attractive prices. These investments can be extremely volatile, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and the High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of the New World Fund, the funds may invest in securities of issuers in developing countries only to a limited extent.


                    American Funds Insurance Series - Page 8

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.



The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.


Certain risk factors related to developing countries are discussed below:


     CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objective, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the


                    American Funds Insurance Series - Page 9 securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit



                   American Funds Insurance Series - Page 10 risks associated with the borrower. Investment in loan participations present the possibility that in the United States, the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.


The Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.


The Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in


                   American Funds Insurance Series - Page 11 part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.


Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a funds agrees to purchase such securities, they assume the risk of any decline in value of the security beginning on the date of the agreement. When a funds agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than if they were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.


The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.


                   American Funds Insurance Series - Page 12

REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                   American Funds Insurance Series - Page 13

"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages ("IOs") and others may only receive the principal payments ("POs"); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In


                   American Funds Insurance Series - Page 14 addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


The Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by S&P and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the "Description of Commercial Paper Ratings" for a description of the ratings.


The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the investment adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The investment adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the investment adviser has reason to believe that the borrower could not make timely repayment upon demand.


"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other


                   American Funds Insurance Series - Page 15 obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."


"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility


                   American Funds Insurance Series - Page 16 that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


REINSURANCE RELATED NOTES AND BONDS - The High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


REVERSE REPURCHASE AGREEMENTS - The Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.


LOANS OF PORTFOLIO SECURITIES - The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with each Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *


                   American Funds Insurance Series - Page 17

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each Series has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


INVESTMENT RESTRICTIONS OF THE GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject


                   American Funds Insurance Series - Page 18 to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the Global Discovery Fund, Global Small Capitalization Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The funds may not invest more than 15% of their net assets in illiquid securities.


                   American Funds Insurance Series - Page 19

2. The funds will not issue senior securities, except as permitted by the 1940 Act.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.


                   American Funds Insurance Series - Page 20

Notwithstanding investment restriction number 4, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund will not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.


                   American Funds Insurance Series - Page 21

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.


Notwithstanding investment restriction number 9 above, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


                   American Funds Insurance Series - Page 22

                            MANAGEMENT OF THE SERIES

 BOARD OF TRUSTEES AND OFFICERS

                                        YEAR FIRST                                               NUMBER OF BOARDS
                         POSITION        ELECTED                                                  WITHIN THE FUND
                           WITH         A TRUSTEE          PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2/ ON WHICH
     NAME AND AGE       REGISTRANT   OF THE SERIES/1/               PAST 5 YEARS                  TRUSTEE SERVES
---------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Lee A. Ault III         Trustee           1999         Chairman of the Board, In-Q-Tel, Inc.            1
 Age: 66                                                (information technology); former
                                                        Chairman, President and CEO,
                                                        Telecredit, Inc.
---------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee           1994         Private investor; former President              19
 Christie                                               and CEO, The Mission Group
 Age: 69                                                (non-utility holding company,
                                                        subsidiary of Southern California
                                                        Edison Company)
---------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee           1991         Private Investor; former Chariman,               1
 Age: 68                                                Linear Corporation (linear motor
                                                        design and production); former
                                                        President and Chief Executive
                                                        Officer, National Health Enterprises,
                                                        Inc.
---------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee           1995         Chairman of the Board and CEO, Senior           16
 Age: 67                                                Resource Group LLC (development and
                                                        management of senior living
                                                        communities)
---------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee           1999         President and CEO, Fuller Consulting            14
 Age: 56                                                (financial management consulting
                                                        firm)
---------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee           1994         Private investor; Chairman and CEO,              5
 Age: 49                                                Ladera Management Company (venture
                                                        capital and agriculture); former
                                                        owner and President, Energy
                                                        Investment, Inc.
---------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee           1996         Chairman/Chief Executive Officer,                6
 Age: 63                                                Cairnwood, Inc. (venture capital
                                                        investment)
---------------------------------------------------------------------------------------------------------------------


                            OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                   BY TRUSTEE
-----------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
------------------------------------------------------------
 Lee A. Ault III         Anworth Mortgage Asset Corp.;
 Age: 66                 Equifax, Inc.; Office Depot, Inc.

-----------------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 69                 Southwest Water Company;
                         Valero L.P.
-----------------------------------------------------------
 Joe E. Davis            Wilshire Technologies, Inc.;
 Age: 68                 Anworth Mortgage Asset Corp.;
                         Natural Alternatives Inc.
-----------------------------------------------------------
 Martin Fenton           None
 Age: 67
-----------------------------------------------------------
 Leonard R. Fuller       None
 Age: 56
-----------------------------------------------------------
 Mary Myers Kauppila     None
 Age: 49
-----------------------------------------------------------
 Kirk P. Pendleton       None
 Age: 63
-----------------------------------------------------------




                   American Funds Insurance Series - Page 23

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND           NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                      POSITION        A TRUSTEE         WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                      WITH THE      AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER          TRUSTEE                  HELD
   NAME AND AGE        SERIES      OF THE SERIES/1/           OF THE SERIES            OR OFFICER SERVES    BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton     Chairman of         1993         Senior Vice President and                2            None
 Age: 65             the Board                        Director, Capital Research
                                                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal    President           1998         Senior Vice President,                   2            None
 Age: 42             and Trustee                      Capital Research and
                                                      Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J.          Senior Vice         1991         Vice President and Secretary,            1            None
 Downer              President                        Capital Research and
 Age: 48             and Trustee                      Management Company;
                                                      Secretary, American Funds
                                                      Distributors, Inc.*;
                                                      Director, Capital Bank and
                                                      Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------




                   American Funds Insurance Series - Page 24

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                    PAST 5 YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT        OF THE SERIES                              OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro               Senior Vice               1998         Senior Vice President, Capital Research Company*
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice               1993         Senior Vice President and Director, Capital Research and
 Age: 73                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President             1994         Senior Vice President, Capital Research and Management Company
 Huntington
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President             1997         Senior Vice President, Capital Research and Management Company;
 Age: 40                                                            Chairman and Principal Executive Officer, Capital Research
                                                                    Company*; Director, American Funds Distributors, Inc.*;
                                                                    Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet               Vice President             1994         Senior Vice President, Capital Research and Management Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President             1999         Senior Vice President, Capital Research Company*
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary                1994         Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer             Treasurer                1994         Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant                1997         Vice President - Fund Business Management Group, Capital
 Age: 34                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Assistant                1999         Vice President - Fund Business Management Group, Capital
 Age: 36                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                   American Funds Insurance Series - Page 25

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the Series serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Anchor Pathway Fund, which serves as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or its affiliated entities.
5 All of the Trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                   American Funds Insurance Series - Page 26

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Michael J. Downer                  None                       None
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or its affiliated entities.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002

No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series pays annual fees of $31,000 to Trustees who are not affiliated with the investment adviser, $2,500 for each Board of Trustees meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                   American Funds Insurance Series - Page 27

 TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002



                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Lee A. Ault III                 $49,500                        $ 49,500
-------------------------------------------------------------------------------------
 H. Frederick                     45,658                         237,470
 Christie/3/
-------------------------------------------------------------------------------------
 Joe E. Davis                     50,500                          50,500
-------------------------------------------------------------------------------------
 Martin Fenton/3/                 45,688                         210,225
-------------------------------------------------------------------------------------
 Leonard R. Fuller                40,715                         130,053
-------------------------------------------------------------------------------------
 Mary Myers                       42,100                         130,500
 Kauppila/3/
-------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             41,000                         166,334
-------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Anchor Pathway Fund, which serves as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: H. Frederick Christie ($188,227), Martin Fenton ($40,385), Mary Myers Kauppila ($379,903) and Kirk
  P. Pendleton ($168,344). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

                 SERIES ORGANIZATION AND THE BOARD OF TRUSTEES

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


The Series currently consists of separate funds which have separate assets and liabilities and which invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabitlities and direct operating epenses of each fund will be allocated directly to each fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.


                   American Funds Insurance Series - Page 28

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connnection with the distribution of Class 2 and Class 3 shares. Shares of all classes of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The Series does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The Series has an Audit Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis and Martin Fenton, none of whom is considered an "interested person" of the Series within the meaning of the 1940 Act. The Committee oversees the Series' accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers. The Committee acts as a liaison between the Series' independent accountants and the full Board of Trustees. Four Audit Committee meetings were held during the 2002 fiscal year.


The Series has a Contracts Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is considered an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and Plan of Distribution under rule 12b-1 of the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The Series has a Nominating Committee comprised of Lee A. Ault III, Joe E. Davis, Martin Fenton and Mary Myers Kauppila, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Series, c/o the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


                   American Funds Insurance Series - Page 29

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


The Committee members discussed the investment results of the funds in both the short term and over the long term, noting that although the net asset value per share of most of the funds had declined in 2002, they had all increased during the eight months ended August 31, 2003 more than the median of comparable funds, and in most cases also had more favorable results over the five and ten-year periods ended August 31, 2003. The Committee reviewed in general the quality and quantity of the investment, administrative and business services provided to the funds. It noted that the levels of the advisory fees and total expenses were favorable relative to comparable funds. It also reviewed CRMC's profitability from its management and other services to all of the American Funds.


The Committee then turned to the renewal of the Series' Plan of Distribution. It considered the various factors referred to in counsel's memorandum, including among other things the purposes served by the Plan, the levels of sales of fund shares, the extent to which increases in asset levels of the funds had resulted in economies of scale, and the impact of Plan expenses on


                   American Funds Insurance Series - Page 30 existing shareholders of the funds. After this review, the Committee expressed its satisfaction with the benefits to the Series and its shareholders under the Plan.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


Global Discovery Fund: 0.58% of net assets;


Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;


Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;


Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.


International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion;


New World Fund: 0.85% of net assets;


Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets in excess of $1.5 billion;


Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;


                   American Funds Insurance Series - Page 31

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets in excess of $2.0 billion;


Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets in excess of $1.0 billion;


High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets in excess of $1.0 billion;


U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets in excess of $1.0 billion;


Cash Management Fund: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.


The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


During the fiscal years ended December 31, 2002, 2001 and 2000, the investment adviser's total fees, respectively, amounted to the following: Global Growth Fund $5,127,000, $5,456,000 and $6,048,000; Global Small Capitalization Fund $3,411,000, $3,204,000 and $3,765,000; Growth Fund $26,296,000, $31,344,000 and
$37,904,000; International Fund $12,312,000, $15,387,000 and $22,785,000; New
World Fund $1,388,000, $1,285,000 and $1,135,000; Growth-Income Fund
$26,789,000, $27,394,000 and $26,218,000; Asset Allocation Fund $7,632,000,


                   American Funds Insurance Series - Page 32

$7,043,000 and $6,965,000; Bond Fund $3,330,000, $1,970,000 and $1,324,000;
High-Income Bond Fund $2,579,000, $2,831,000 and $3,078,000;
U.S.Government/AAA-Rated Securities Fund $2,893,000, $2,204,000 and $2,058,000; and Cash Management Fund $1,454,000, $1,390,000 and $1,267,000. During the fiscal year ended December 31, 2002 and the period ended December 31, 2001, the investment adviser's total fees, respectively, amounted to the following: Global Discovery Fund $103,000 and $35,000; and Blue Chip Income and Growth Fund $1,574,000 and $188,000.


PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the "Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the investment adviser and related companies. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments. During the fiscal year ended December 31, 2002, the Series incurred distribution expenses for Class 2 shares of $25,371,000, payable to certain life insurance companies under the Plan. Fees are paid for Class 2 shares to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $2,350,000.


                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:


                   American Funds Insurance Series - Page 33

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the Series' Board. The fair value of all other assets is added to the value of securities to arrive at the total assets.


The Series' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall maket conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets.


                   American Funds Insurance Series - Page 34

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is the interest of shareholders to distribute a lesser amount.


In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30


                   American Funds Insurance Series - Page 35 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.


     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.


     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these


                   American Funds Insurance Series - Page 36 securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the funds which must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.


     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


                   American Funds Insurance Series - Page 37

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the funds' portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the funds, as well as shares other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the funds' shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the funds. The funds do not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the investment adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2002, 2001 and 2000, respectively, amounted to the following:
Global Growth Fund $1,001,000, $946,000 and $1,191,000; Global Small Capitalization Fund $1,476,000, $569,000 and $948,000; Growth Fund $9,257,000,
$5,646,000 and $6,133,000; International Fund $2,481,000, $4,046,000 and
$5,853,000; New World Fund $194,000, $244,000 and $310,000; Growth-Income Fund
$7,958,000, $7,914,000 and $7,472,000; and Asset Allocation Fund $975,000,
$581,000 and $598,000. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2002 and 2001, respectively, amounted to the following: Global Discovery Fund $30,000 and $13,000; Blue Chip Income and Growth Fund $707,000 and $237,000; and High-Income Bond Fund $7,000 and $15,000. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2002 only amounted to the following: Bond Fund $2,000.


Dealer concessions paid on underwriting transactions for the 2002 fiscal year amounted to the following: Global Discovery Fund $2,000; Global Growth Fund $5,000; Global Small Capitalization Fund $331,000; Growth Fund $1,223,000; International Fund $249,000; New World Fund $21,000; Blue Chip Income and Growth Fund $15,000; Growth-Income Fund $336,000; Asset Allocation Fund $1,400,000; Bond Fund $1,277,000; High-Income Bond Fund $1,263,000; and U.S. Government/AAA-Rated Securities Fund $182,000.


The Series is required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the


                   American Funds Insurance Series - Page 38 ten broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year. At the end of the Series' most recent fiscal year, the following funds held equity or debt securities of their regular broker-dealers:


Global Discovery Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $168,000.


Global Growth Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $8,640,000.


Blue Chip Income and Growth Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $17,400,000.


Growth-Income Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $178,800,000, Bank of America Corp. in the amount of $53,917,000, Wachovia Corp. in the amount of $30,245,000 and Citigroup Inc. in the amount of $19,356,000.


Asset Allocation Fund held equity securities of Bank of America Corp. in the amount of $34,785,000 and J.P. Morgan Chase & Co. in the amount of $21,000,000.


Bond Fund held debt securities of Bank of America Corp. in the amount of $1,529,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as Custodian. Certain securites and cash owned by New World Fund, including proceeds from the sales of shares of the fund and of securities in the fund's portfolio, are held by JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $67,000 for Class 1 shares and $55,000 for Class 2 shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as


                   American Funds Insurance Series - Page 39 experts in accounting and auditing. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the Series and for Trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of investment adviser personnel. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The Series' fiscal year ends on December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.


PERSONAL INVESTING POLICY - The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more


                   American Funds Insurance Series - Page 40

American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


                   American Funds Insurance Series - Page 41

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.


AUTHORIZED SHARES - The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.


                   American Funds Insurance Series - Page 42

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                   American Funds Insurance Series - Page 43

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS


AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                   American Funds Insurance Series - Page 44

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
-------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
-----------------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                   American Funds Insurance Series - Page 45


                                     PART C
                                OTHER INFORMATION

                         AMERICAN FUNDS INSURANCE SERIES

Item 23.          Exhibits

(a-1)Declaration of Trust and Amendment to Declaration of Trust - previously filed (see P/E Amendment No. 24 filed 1/15/97); Certificate of Amendment of Declaration of Trust - previously filed (see P/E amendment No. 31 filed 2/15/01 and No. 33 filed 4/30/02)

(a-2)Establishment  and Designation of Additional  Class of Shares of Beneficial
     Interest Without Par Value

(b)  By laws -  previously  filed  (see P/E  Effective  Amendment  No.  24 filed
     1/15/97)

(c)  None

(d) Form of Investment Advisory and Service Agreement - previously filed (see Post-Effective Amendment No. 31 filed 1/15/01; No. 27 filed 1/15/99; No. 25 filed 1/30/98; No. 24 filed 1/15/97; and No. 33 filed 4/30/02)

(e-1)Form of Fund Participation  Agreement - previously filed (see P/E Amendment
     No. 31 filed 1/15/01; No 27 filed 1/15/99; No. 25 filed 1/30/98; and No. 24 filed1/15/97)

(e-2) Fund Participation Agreement for AIG SunAmerica

(f)  None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 24 filed 1/15/97 and No. 33 filed 4/30/02)

(h)  Amendment of Shareholder Services Agreement

(i)  Not applicable to this filing

(j)  Consent of Independent Accountants [TO BE PROVIDED BY AMENDMENT]

(k)  None

(l) Mixed and shared fund letter - previously filed (see P/E Amendment No. 24 filed 1/15/97)

(m-1)Form of Plan of  Distribution - previously  filed (see P/E Amendment No. 24 filed 1/15/97)

(m-2) Plan of Distribution - Class 3 Shares

(n-1)Form of Multiple  Class Plan - previously  filed (see P/E  Amendment No. 24 filed 1/15/97)

(n-2) Amended and Restated Multiple Class Plan

(o)  None

(p)  Code of Ethics

                                   American Funds Insurance Series -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None.


Item 25.          Indemnification

                  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies, which insure its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

         Article VI of the Trust's By-Laws states:

                  (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

                  (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                  (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).


                                   American Funds Insurance Series -- Pg C-2

                  (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

                  (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

                  (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                  (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                  (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                   American Funds Insurance Series -- Pg C-3

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None.


Item 27.          Principal Underwriters

                  Not applicable.


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Records covering portfolio transactions are also maintained and kept by the custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017.


Item 29.          Management Services

                  None.


Item 30.          Undertakings

                  None.


                                   American Funds Insurance Series -- Pg C-4

                             SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2003.

American Funds Insurance Series

By: /s/ James K. Dunton
----------------------------------------------
James K. Dunton, Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on October 27, 2003, by the following persons in the capacities indicated.



           Signature                                             Title

(1)        Principal Executive Officer:

           /s/ James K. Dunton                                   Chairman
           ------------------------------------
           James K. Dunton

(2)        Principal Financial Officer and
           Principal Accounting Officer:

           /s/ Robert P. Simmer                                  Treasurer
           ------------------------------------
           Robert P. Simmer

(3)        Trustees:

           Lee A. Ault III*                                      Trustee
           H. Frederick Christie*                                Trustee
           Joe E. Davis*                                         Trustee

           /s/ Michael J. Downer                                 Senior Vice President and Trustee
           --------------------------------------
           Michael J. Downer

           /s/ James K. Dunton                                   Chairman
           --------------------------------------
           James K. Dunton

           Martin Fenton*                                        Trustee
           Leonard R. Fuller*                                    Trusee
           Mary Myers Kauppila*                                  Trustee

           /s/ Don D. O'Neal                                     President
           ----------------------------------------
           Don D. O'Neal

           Kirk P. Pendleton*                                    Trustee

*By        /s/ Chad L. Norton
           ---------------------------------------
           Chad L. Norton
           (Attorney-in-Fact)



                                   American Funds Insurance Series -- Pg C-5